INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Cost	$1,032	$1,016
Accumulated amortization	(41)	(34)
Balance, end of period	$991	$982
The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2021 and the year ended December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Balance, beginning of period	$982	$1,162
Acquisitions	5	6
Amortization	(8)	(12)
Impairment losses	—	(18)
Foreign currency translation	12	30
Impact of deconsolidation due to loss of control and other(1)	—	(186)
Balance, end of period	$991	$982
(1)The prior year includes the impact of the deconsolidation of Atlantis.